Equity (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2022, 2021 and 2020:

	Fiscal 2022	Fiscal 2021	Fiscal 2020
Dividend per Equity Share (₹)
Interim dividend(2)	15.00	12.00	8.00
Final dividend(3)	15.00	9.50	10.50
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.20	0.16	0.11
Final dividend(3)	0.20	0.13	0.15

(1)	Converted at the monthly exchange rate in the month of declaration of dividend
(2)	Represents interim dividend for the respective fiscal year
(3)	Represents final dividend for the preceding fiscal year